Earnings per share (Details) - € / shares shares in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings per share
Basic earnings/(loss) per ordinary share (in euro per share)	€ 2.0594	€ 1.4631	€ 1.6828
Diluted earnings/(loss) per ordinary share (in euro per share)	€ 2.0422	€ 1.4549	€ 1.6743
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,055.5	1,101.5	1,139.2
Diluted	1,064.4	1,107.7	1,145.0
Weighted average share options assumed to be converted	9.0	6.0	6.0